UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06404

American Strategic Income Portfolio, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 8/31/06

Date of reporting period: 11/30/05

Item 1: Schedule of Investments

SCHEDULE OF INVESTMENTS

American Strategic Income Portfolio
November 30, 2005 (unaudited)

Description of Security			Date Acquired	Par Value	Cost	Value(a) (a)
(Percentages of each investment category relate to net assets)
U.S. Government Agency Mortgage-Backed Securities - 16.0%
Fixed Rate - 16.0%
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18 (b)				$996,964	$1,027,245	$1,002,008
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30				190,439	195,418	205,520
Federal National Mortgage Association, 6.00%, 10/1/16 (b)				572,855	583,648	1,585,533
Federal National Mortgage Association, 5.00%, 7/1/18 (b)				2,139,308	2,136,357	2,108,694
Federal National Mortgage Association, 6.50%, 6/1/29 (b)				251,653	249,977	258,118
Federal National Mortgage Association, 7.50%, 3/1/30				441,769	434,695	465,156
Federal National Mortgage Association, 7.50%, 5/1/30 (b)				60,726	58,717	63,884
Federal National Mortgage Association, 8.00%, 5/1/30 (b)				20,334	20,081	21,646
Federal National Mortgage Association, 6.00%, 5/1/31 (b)				469,564	472,177	473,086
Federal National Mortgage Association, 6.50%, 11/1/31 (b)				254,503	260,031	260,802
Federal National Mortgage Association, 5.50%, 7/1/33 (b)				2,805,065	2,772,157	2,763,522
Total U.S. Government Agency Mortgage-Backed Securities					8,210,503	8,207,969

Whole Loans and Participation Mortgages (c) (d) - 71.5%
Commercial Loans - 33.1%
Advance Self Storage, Lincoln, NE, 9.13%, 12/1/05			11/29/00	1,188,182	1,188,182	1,188,182
Buca Restaurant, Maple Grove, MN, 8.63%, 1/1/11			01/01/05	891,732	891,732	936,319
Dixie Highway, Pompano Beach, FL, 6.93%, 9/1/11			08/31/04	835,877	835,877	877,671
Granite Murphy Holliday, Irvine, CA, 7.47%, 10/1/07			09/29/04	1,450,000	1,450,000	1,467,810
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12			09/09/02	1,721,861	1,721,861	1,807,954
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12			05/11/04	2,056,933	2,056,933	2,159,780
Metro Center, Albuquerque, NM, 5.20%, 5/1/09			04/07/04	2,574,083	2,574,083	2,557,188
Orchard Commons, Englewood, CO, 8.75%, 4/1/11			03/28/01	987,928	987,928	1,037,324
Rockwood Galleria, Gresham, OR, 7.25%, 2/1/11			01/06/03	1,560,544	1,560,544	1,092,381
Schendel Office Building, Beaverton, OR, 8.20%, 10/1/07			09/30/97	977,642	977,642	978,971
Stephens Center, Missoula, MT, 6.38%, 9/1/10			08/21/03	1,351,138	1,351,138	1,399,080
Voit Office Building, Orange, CA, 8.13%, 9/1/08			08/17/01	1,496,558	1,496,558	1,541,455
					17,092,478	17,044,115
Multifamily Loans - 36.1%
712 S. Westlake Apartments, Los Angeles, CA, 6.97%, 7/1/07			06/03/05	1,800,000	1,800,000	1,825,812
756 S. Normandie, Los Angeles, CA, 6.72%, 8/1/07			07/28/05	1,575,000	1,575,000	1,594,892
Applewood Manor, Duluth, MN, 8.63%, 1/1/08			12/23/93	609,879	606,830	628,176
Bay Villas 2005, St. Petersburg, FL, 7.47%, 4/1/07			04/01/05	1,046,095	1,046,095	1,046,095
Cascade Village, Cascade Township, MI, 5.25%, 12/1/09			11/23/04	1,600,000	1,600,000	1,594,687
Franklin Woods Apartments, Franklin, NH, 6.00%, 3/1/10			02/24/95	959,006	956,414	964,895
Hunt Club Apartments, Waco, TX, 5.68%, 7/1/11			06/03/04	1,220,199	1,220,199	1,234,724
Park Hollywood, Portland, OR, 7.38%, 6/1/12			05/31/02	1,141,412	1,141,412	1,198,482
Rush Oaks Apartments, LaPorte, TX, 7.78%, 12/1/07			11/26/97	477,050	477,050	489,200
Steel Lake Apartments, Federal Way, WA, 6.74%, 6/1/08			05/31/05	3,985,000	3,985,000	4,023,535
Vanderbilt Condominiums, Austin, TX, 8.04%, 10/1/09			09/29/99	1,126,641	1,126,641	1,171,707
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, Dallas, TX, 7.47%, 3/1/06			02/21/03	1,900,000	1,900,000	1,614,901
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, Dallas, TX, 9.88%, 3/1/06			02/21/03	350,000	350,000	245,000
Woodland Garden Apartments, Arlington, WA, 7.38%, 9/1/08			08/26/98	975,357	975,357	944,712
					18,759,998	18,576,818
Single Family Loans - 2.3%
Aegis, 1 loan, Massachusetts, 10.00%, 3/26/10			10/26/95	47,432	44,809	48,855
Aegis II, 2 loans, midwestern United States, 9.66%, 1/28/14			12/28/95	29,060	26,627	29,277
American Portfolio, 1 loan, California, 4.88%, 10/18/15			07/18/95	25,275	24,076	23,429
Anivan, 1 loan, Maryland, 5.19%, 4/14/12			06/14/96	97,456	98,086	90,328
Bank of New Mexico, 2 loans, New Mexico, 6.23%, 3/31/10			03/01/04	75,597	74,193	72,626
Bluebonnet Savings and Loan, 7 loans, Texas, 6.66%, 8/31/10			05/22/92	184,851	169,356	178,311
Bluebonnet Savings and Loan II, 1 loan, Texas, 11.50%, 8/31/10			05/22/92	6,971	6,830	6,614
CLSI Allison Wiliams, 3 loans, Texas, 9.38%, 8/1/17			02/28/92	38,184	35,120	38,355
Cross Roads Savings and Loan, 1 loan, Oklahoma, 6.25%, 1/1/21			01/07/92	39,591	37,442	39,550
Cross Roads Savings and Loan II, 3 loans, Oklahoma, 8.34%, 1/1/21			01/07/92	54,519	51,272	55,234
Fairbanks, 1 loan, Utah, 5.50%, 9/23/15			05/21/92	22,488	19,087	20,241
First Boston Mortgage Pool, 5 loans, United States, 9.04%, 11/5/07			06/23/92	57,266	46,804	58,555
Knutson Mortgage Portfolio I, 3 loans, midwestern United States, 9.37%, 8/1/17			02/26/92	175,384	167,356	180,624
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 9/30/12			09/09/92	48,139	45,731	49,583
Nomura III, 5 loans, midwestern United States, 8.20%, 4/29/17			09/29/95	125,085	113,069	121,569
Rand Mortgage Corporation, 2 loans, Texas, 9.50%, 8/1/17			07/01/02	67,510	55,380	69,535
Salomon II, 2 loans, midwestern United States, 9.34%, 11/23/14			12/23/94	76,086	66,228	77,256
Valley Bank of Commerce, 2 loans, New Mexico, 9.01%, 8/31/10			05/07/92	5,396	$ 4,590	$ 5,507
					1,086,056	1,165,449
Total Whole Loans and Participation Mortgages					36,938,532	36,786,382
Description of Security				Shares	Cost	Value (a)
(Percentages of each investment category relate to net assets)
Preferred Stocks- 18.9%
Real Estate Investment Trusts - 18.9%
AMB Property, Series L				14,500	$359,755	$356,410
AMB Property, Series M				5,600	139,850	137,200
BRE Properties, Series B				20,500	539,150	522,955
BRE Properties, Series C				400	10,216	9,940
BRE Properties, Series D				400	10,180	9,732
Capital Automotive				20,030	501,450	473,109
Carr America Realty Corp., Series E				18,900	488,145	474,390
Developers Diversified Realty, Series E				13,000	338,650	330,720
Developers Diversified Realty, Series H				3,850	100,483	97,020
Developers Diversified Realty, Series I				3,800	100,450	96,330
Duke Realty Corp., Series J				2,100	52,246	51,219
Duke Realty Corp., Series K				6,200	152,826	146,816
Duke Realty Corp., Series L				12,000	302,160	286,200
Equity Office Properties Trust, Series G				20,500	553,847	521,725
Equity Residential Properties, Series D				1,600	42,553	41,520
Equity Residential Properties, Series N				20,100	500,946	486,420
Federal Realty Investment Trust				22,000	580,483	566,500
Health Care Properties, Series E				10,500	274,759	265,125
Health Care Properties, Series F				10,700	278,312	267,500
HRPT Properties Trust, Series A				8,400	225,120	212,688
HRPT Properties Trust, Series B				14,000	364,477	362,600
Kimco Realty, Series F				19,400	500,619	489,268
New Plan Excel Realty Trust, Series E				600	15,924	15,300
Post Properties, Inc., Series B				17,800	468,112	448,026
Prologis Trust, Series F				6,700	167,835	166,629
Prologis Trust, Series G				13,200	330,984	326,568
PS Business Park, Series D				11,500	308,161	295,320
PS Business Park, Series F				10,500	276,103	271,845
Public Storage, Series A				6,000	144,291	134,580
Public Storage, Series X				3,000	74,330	69,360
Public Storage, Series Z				11,500	282,309	261,050
Realty Income Corp., Series D				20,500	546,185	518,855
Regency Centers Corp., Series D				20,500	543,955	513,525
Vornado Realty Trust, Series E				4,800	121,338	120,384
Vornado Realty Trust, Series F				7,800	199,340	186,108
Vornado Realty Trust, Series G				8,000	200,400	188,400
Total Preferred Stocks					10,095,944	9,721,337
Total Investments in Unaffiliated Securities					55,244,979	54,715,688

Short Term Investments (e) - 8.1%
First American Prime Obligations Fund, Class Z				4,153,241	4,153,241	4,153,241
Total Investments in Securities (f)-114.5%					$ 59,398,220	$ 58,868,929

Notes to Schedule of Investments:
(a)
Security valuations for the fund’s investments (other than whole loans, participation mortgages, and mortgage servicing rights) are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investments; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The fund's investments in whole loans (single family, multifamily, and commercial), participation mortgages, and mortgage servicing rights are generally not traded in any organized market and, therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a U.S. Bancorp Asset Management, Inc. (“USBAM”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages, or mortgages servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages, and mortgage servicing rights are determined no less frequently than weekly. Although USBAM believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in a negotiation between the fund and third parties.

As of November 30, 2005, the fund held fair valued securities with a value of $36,786,382 or 71.5% of net assets.

(b)					On November 30, 2005, securities valued at $7,537,293 were pledged as collateral for the following outstanding reverse repurchase agreements:
Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$7,328,681	11/10/05	4.10%	12/12/05	$17,528	(1)

*Interest rate as of November 30, 2005. Rate is based on the London InterBank Offered Rate (LIBOR) and resets monthly.

Name of broker and description of collateral:
(1) Morgan Stanley:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $996,964 par
Federal National Mortgage Association, 6.00%, 10/1/16, $572,855 par
Federal National Mortgage Association, 5.00%, 7/1/18, $2,139,308 par
Federal National Mortgage Association, 6.50%, 6/1/29, $251,653 par
Federal National Mortgage Association, 7.50%, 5/1/30, $60,726 par
Federal National Mortgage Association, 8.00%, 5/1/30, $20,334 par
Federal National Mortgage Association, 6.00%, 5/1/31, $469,564 par
Federal National Mortgage Association, 6.50%, 11/1/31, $254,503 par
Federal National Mortgage Association, 5.50%, 7/1/33, $2,805,065 par

(c)
Interest rates on commercial and multifamily loans are the rates in effect on November 30, 2005. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of November 30, 2005.

(d)
Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See note (a) above.

(e)					Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as the advisor for the Fund.
(f)
On November 30, 2005, the cost of investments in securities was $59,398,220. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation						$828,155
Gross unrealized depreciation						(1,357,446)
Net unrealized depreciation						$(529,291)

Item 2—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio, Inc.

By: /s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 30, 2006

By: /s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 30, 2006